Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted cash	$ 330	$ 380
Allowance for doubtful accounts	87	81
Regulatory assets current	564	1,090
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	430,718,293	412,257,082
Energy Recovery Bonds [Member]
Restricted cash	0	51
Allowance for doubtful accounts	0	336
Pacific Gas And Electric Company [Member]
Restricted cash	330	380
Allowance for doubtful accounts	87	81
Regulatory assets current	564	1,090
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	264,374,809	264,374,809
Pacific Gas And Electric Company [Member] | Energy Recovery Bonds [Member]
Restricted cash	0	51
Regulatory assets current	$ 0	$ 336